Derivatives (Summary of Derivative Income Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 0.2	$ (1.3)
Gain (loss) on derivative activity	0.2	(1.3)
Commodity Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(3.7)	(0.7)
Change in fair value of derivatives	$ 3.9	$ (0.6)